Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 680,291		$ 109,214
Inventory valuation allowance		78,042		83,889	100,785
Allowance for equity investment loss		55,165		55,826
Contract liabilities		853,417		530,488	445,808
Revenue recognized contract liabilities		210,930	$ 310,655	445,808
Advertising costs		25,183		5,078
Research and development expense		43,637	26,557	141,702	39,490	$ 33,888
Value added tax, percentage	13.00%
Government subsidies		$ 30	$ 2,363	$ 1,314	3,441
Statutory surplus fund		50.00%		50.00%
Statutory surplus				$ 11,348
Market promotion expenses				5,733	133,160	286,190
Freight costs				$ 118,647	$ 275,211	$ 213,687
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage	16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage		6.00%		6.00%
Voting Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		20.00%		20.00%
Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		50.00%		50.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate		10.00%		10.00%
Statutory surplus fund		50.00%		50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate		8.00%		8.00%
Statutory surplus fund		10.00%		10.00%